Segment Information and Sales to Significant Customers - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 979,724	$ 966,695	$ 966,009	$ 954,727	$ 940,656	$ 930,133	$ 925,935	$ 921,505	$ 3,867,155	$ 3,718,229	$ 3,643,538
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									2,546,290	2,381,122	2,555,539
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									488,932	513,295	422,095
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									$ 831,933	$ 823,812	$ 665,904